ALPS SERIES TRUST

Seven Canyons World Innovators Fund and

Seven Canyons Strategic Income Fund (the "Funds")

Supplement dated November 29, 2021

to the Funds' Statement of Additional Information

dated January 28, 2021 (the "SAI")

Dr. Samuel S. Stewart, Jr., Lead Portfolio Manager of the Seven Canyons Strategic Income Fund and Portfolio Manager of the Seven Canyons World Innovators Fund, recently passed away unexpectedly. Accordingly, all references to Dr. Stewart in the Funds' SAI are deleted in their entirety. In addition, Andrey Kutuzov has joined the portfolio management team of the Seven Canyons Strategic Income Fund, effective immediately.

Accordingly, the Funds' combined SAI is revised as follows:

Similar information found under the below referenced subsections of the "PORTFOLIO MANAGER" section of the SAI is hereby deleted and replaced in its entirety as follows:

Other Accounts Managed by Portfolio Manager

The table below identifies as of October 31, 2021 (except as otherwise noted), the number of accounts (other than the Funds with respect to which information is provided) for which the Funds' portfolio managers have day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets (in millions)	Number	Total Assets (in millions)*	Number*	Total Assets (in millions)*
Josh Stewart	0	$0	1	$26M	0	$0
Spencer Stewart	0	$0	1	$26M	0	$0
Andrey Kutuzov	0	$0	0	$0	0	$0

*	If an account was managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets may have been counted more than once.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as October 31, 2021.

Portfolio Manager	Dollar Range of Ownership of Securities
	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Josh Stewart	$0	Over $1,000,000
Spencer Stewart	$10,001–$50,000	$10,001–$50,000
Andrey Kutuzov	$0	$0

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.